CONSOLIDATED BALANCE SHEETS (FY) (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Class A-1 Units
Members' equity
Common units, par value (in dollars per share)	$ 0	$ 0
Common units, shares authorized (in shares)	821,769	821,769
Common units, shares issued (in shares)	821,769	821,769
Common units, shares outstanding (in shares)	821,769	821,769
Class A-2 Units
Members' equity
Common units, par value (in dollars per share)	$ 0	$ 0
Common units, shares authorized (in shares)	34,264	34,264
Common units, shares issued (in shares)	24,058	24,058
Common units, shares outstanding (in shares)	24,058	24,058
Class A-3 Units
Members' equity
Common units, par value (in dollars per share)	$ 0	$ 0
Common units, shares authorized (in shares)	274,822	274,667
Common units, shares issued (in shares)	53,333	53,333
Common units, shares outstanding (in shares)	53,333	53,333
Class B Units
Members' equity
Common units, par value (in dollars per share)	$ 0	$ 0
Common units, shares authorized (in shares)	274,822	274,667
Common units, shares issued (in shares)	221,483	210,744
Common units, shares outstanding (in shares)	221,483	210,744